Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment
Property and Equipment
5.	Property and Equipment

The following table summarizes property and equipment as of December 31, 2023 and 2022:

		December 31,
	Estimated Useful
	Lives	2023	2022

	(in years)	(in thousands)
Leasehold improvements	2 to 5	$463	$463
Computers and office equipment	3	83	83
Furniture and fixtures	7	93	93
Scientific equipment	7	481	481
Total		1,120	1,120
Less: Accumulated depreciation		(1,044)	(962)
Net property and equipment		$76	$158